Other current and non-current liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current and non-current liabilities
Note 21 - Other current assets
Other current assets for the Group were as follows:

	As of December 31,
	2024	2023
Value added tax receivables	148,405	121,306
Prepaid expenses	40,800	35,856
Other current receivables	32,417	30,614
Insurance recovery assets	8,886	10,000
Advances to suppliers	8,399	16,452
Total	$238,907	$214,228
As of December 31, 2024 and 2023, prepaid expenses consisted primarily of prepaid insurance, selling expenses, and software license expenses, and other current receivables consisted primarily of accruals for future value added tax ("VAT") receivables where Polestar recognizes an asset for a future VAT receivable when it sells a vehicle under a repurchase commitment.
Note 24 - Other current and non-current liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2024	2023
Accrued expenses	283,212	125,384
VAT liabilities	115,501	88,520
Liabilities related to repurchase commitments	106,401	58,482

Refund liabilities	100,844	48,132
Liabilities related to assets under construction	62,896	111,120
Personnel related liabilities	31,757	37,518
Accrued interest	18,644	10,090
Other liabilities	21,322	10,501
Total	$740,577	$489,747
Accrued expenses were mainly related to marketing and product development; personnel related liabilities consisting of wages, salaries, and other benefits payable.
Other non-current liabilities for the Group were as follows:

	As of December 31,
	2024	2023
Refund liabilities	52,287	1,251
Liabilities related to repurchase commitments	11,017	61,182
Liabilities related to assets under construction	—	53,024
Other liabilities	8,094	11,966
Total	$71,398	$127,423